Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders
Profit/(Loss) allocated to the holders of the ordinary shareholders

	For the year ended December 31,
	2020	2019	2018
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	507,106	(13,359)	434,213
Profit/(loss) for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	8,476	24,653	(5,631)
Profit/(loss) for the year from continuing operations attributable to Kenon’s shareholders
	498,630	(38,012)	439,844

Schedule of Number of Ordinary Shares
Number of ordinary shares
	For the year ended December 31
	2020	2019	2018
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,870	53,856	53,826